Cover	Aug. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2024
Entity File Number	001-38242
Entity Registrant Name	OrthoPediatrics Corp.
Entity Central Index Key	0001425450
Entity Tax Identification Number	26-1761833
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2850 Frontier Drive
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46582
City Area Code	574
Local Phone Number	268-6379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00025 par value per share
Trading Symbol	KIDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false